SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity

	Year ended December 31, 2012
			Weighted
			average
	Amount	Weighted average exercise price	Remaining contractual term (years)

Outstanding at the beginning of the year	129,100	$9.75
Granted	-
Forfeited	2,100	$27

Outstanding at the end of the year	127,000	$9.76	4.59

Exercisable options at the end of the year	66,589	$10	3.87

Options vested and expected to vest at end of year	125,767	$9.83	3.77

Schedule of Nonvested Shares Activity

Non-vested shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2012	6,000	$7.15

Granted	4,000	$5.39
Exercised	(4,000)	$7.28
Forfeited and cancelled	-

Non-vested at December 31, 2012	6,000	$6.05

Schedule of Equity-based Compensation Expense

	Year ended December 31,
	2012	2011	2010

General and administrative from continued operations	$117	$120	$112
Expenses recorded as discontinued operations	-	-	55

Total equity-based compensation expense	$117	$120	$167